Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of major subsidiaries, VIEs and subsidiaries of VIEs

Major subsidiaries, VIEs and the subsidiaries of the VIEs as of December 31, 2020 are set out below:

			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
Fread Limited	Cayman Island	May 20, 2014	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
I Game (Hong Kong) Company Limited	Hong Kong	June 10, 2014	100%	Paid services
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Qieyiyou (Beijing) Information Technology Co., Ltd. (“Qieyiyou”)	PRC	November 28, 2014	100%	Paid services
Tianjin Fengying Hongda Culture Communication Co., Ltd. (“Fengying Hongda”)	PRC	March 13, 2017	100%	Advertising
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising and paid services
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	Paid services
Beijing Chenhuan Technology Co., Ltd. (“Chenhuan”)	PRC	June 10, 2014	100%	Paid services
Subsidiaries of VIEs:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fengyu Network Technology Co., Ltd. (“Fengyu Network”)	PRC	June 1, 2012	100%	Paid services
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	PRC	May 31, 2013	50%	Advertising

Schedule of summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs

The following tables set forth the summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs (in thousands):

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Current assets	1,039,423	769,726	117,966
Non-current assets	158,858	176,131	26,993
Assets held for sale	613,500	—	—
Total assets	1,811,781	945,857	144,959
Accounts payable	121,779	72,696	11,141
Amounts due to related parties	24,127	23,124	3,544
Amounts due to inter-company entities	1,030,231	577,512	88,508
Advances from customers	46,484	135,080	20,702
Taxes payable	78,729	81,180	12,441
Salary and welfare payable	64,977	59,943	9,187
Accrued expenses and other current liabilities	212,233	121,366	18,600
Current liabilities held for sale	63,341	—	—
Current liabilities	1,641,901	1,070,901	164,123
Non-current liabilities	46,411	43,190	6,619
Non-current liabilities held for sale	5,676	—	—
Total liabilities	1,693,988	1,114,091	170,742

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenues	590,397	685,116	521,414	79,910
Net loss	(111,833)	(177,123)	(52,834)	(8,097)

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	98,168	(268,996)	(27,767)	(4,255)
Net cash (used in)/provided by investing activities	(102,133)	210,049	31,886	4,887
Net cash provided by/(used in) financing activities	—	368,399	(376,195)	(57,654)